Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,328,000
Prepaid expenses and other assets	184,000
Total current assets	1,512,000
Cash and investments held in trust account	172,579,000
Total assets	174,091,000
Current liabilities:
Accounts payable and accrued liabilities	677,000
Accrued income and franchise taxes	83,000
Total current liabilities	760,000
Other liabilities:
Warrant liability	21,519,000
Deferred underwriting compensation	6,038,000
Total liabilities	28,317,000
Common stock subject to possible redemption; 14,077,350 shares (at approximately $10.00 per share)	140,774,000
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding
Additional paid-in-capital	16,912,000
Retained earnings (accumulated deficit)	(11,912,000)
Total stockholders’ equity	5,000,000
Total liabilities and stockholders’ equity	174,091,000
Class A Common Stock
Stockholders’ equity:
Common stock value
Total stockholders’ equity
Class B Common Stock
Stockholders’ equity:
Common stock value
Total stockholders’ equity